Shareholder Report, Average Annual Return (Details)	12 Months Ended	28 Months Ended	41 Months Ended	46 Months Ended	52 Months Ended	53 Months Ended	55 Months Ended	60 Months Ended	75 Months Ended	80 Months Ended	120 Months Ended	240 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
William Blair Growth Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth Fund Class I
Average Annual Return, Percent	10.57%							10.02%			14.27%
William Blair Growth Fund - Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth Fund Class N
Average Annual Return, Percent	10.19%							9.69%			13.94%
William Blair Growth Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth Fund Class R6
Average Annual Return, Percent	10.66%							10.08%		14.34%
William Blair Large Cap Growth Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Cap Growth Fund Class I
Average Annual Return, Percent	11.68%							11.40%			16.26%
William Blair Large Cap Growth Fund - Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Cap Growth Fund Class N
Average Annual Return, Percent	11.36%							11.11%			15.96%
William Blair Large Cap Growth Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Cap Growth Fund Class R6
Average Annual Return, Percent	11.71%							11.45%		15.95%
William Blair Mid Cap Value Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Cap Value Fund Class I
Average Annual Return, Percent	7.33%											6.03%
William Blair Mid Cap Value Fund - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Cap Value Fund Class R6
Average Annual Return, Percent	7.39%			6.08%
William Blair Small-Mid Cap Core Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small-Mid Cap Core Fund Class I
Average Annual Return, Percent	1.27%							6.17%	9.25%
William Blair Small-Mid Cap Core Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small-Mid Cap Core Fund Class R6
Average Annual Return, Percent	1.33%							6.23%	9.30%
William Blair Small-Mid Cap Growth Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small-Mid Cap Growth Fund Class I
Average Annual Return, Percent	0.62%							2.06%			9.95%
William Blair Small-Mid Cap Growth Fund - Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small-Mid Cap Growth Fund Class N
Average Annual Return, Percent	0.37%							1.80%			9.67%
William Blair Small-Mid Cap Growth Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small-Mid Cap Growth Fund Class R6
Average Annual Return, Percent	0.69%							2.11%		7.20%
William Blair Small-Mid Cap Value Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small-Mid Cap Value Fund Class I
Average Annual Return, Percent	3.16%	6.35%
William Blair Small-Mid Cap Value Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small-Mid Cap Value Fund Class R6
Average Annual Return, Percent	3.21%	6.38%
William Blair Small Cap Growth Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Growth Fund Class I
Average Annual Return, Percent	3.01%							4.95%			12.38%
William Blair Small Cap Growth Fund - Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Growth Fund Class N
Average Annual Return, Percent	2.74%							4.68%			12.10%
William Blair Small Cap Growth Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Growth Fund Class R6
Average Annual Return, Percent	3.05%							5.01%		9.40%
William Blair Small Cap Value Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Value Fund Class I
Average Annual Return, Percent	2.91%							6.31%			8.46%
William Blair Small Cap Value Fund - Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Value Fund Class N
Average Annual Return, Percent	2.61%					2.73%
William Blair Small Cap Value Fund - Class R6 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Value Fund Class R6
Average Annual Return, Percent	3.01%					3.09%
William Blair Global Leaders Fund - CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Leaders Fund Class I
Average Annual Return, Percent	15.20%							4.74%			10.28%
William Blair Global Leaders Fund - CLASS N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Leaders Fund Class N
Average Annual Return, Percent	14.82%							4.46%			9.98%
William Blair Global Leaders Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Leaders Fund Class R6
Average Annual Return, Percent	15.23%							4.79%			10.34%
William Blair International Leaders Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Leaders Fund Class I
Average Annual Return, Percent	23.17%							1.76%			7.69%
William Blair International Leaders Fund - Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Leaders Fund Class N
Average Annual Return, Percent	22.88%							1.51%			7.42%
William Blair International Leaders Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Leaders Fund Class R6
Average Annual Return, Percent	23.27%							1.81%			7.76%
William Blair International Growth Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Growth Fund Class I
Average Annual Return, Percent	18.01%							1.73%			6.91%
William Blair International Growth Fund - Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Growth Fund Class N
Average Annual Return, Percent	17.74%							1.46%			6.61%
William Blair International Growth Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Growth Fund Class R6
Average Annual Return, Percent	18.07%							1.78%		7.43%
William Blair Institutional International Growth Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional International Growth Fund
Average Annual Return, Percent	18.05%							1.78%			7.03%
William Blair International Small Cap Growth Fund-Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Small Cap Growth Fund Class I
Average Annual Return, Percent	15.30%							(0.74%)			4.83%
William Blair International Small Cap Growth Fund-Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Small Cap Growth Fund Class N
Average Annual Return, Percent	14.98%							(1.00%)			4.54%
William Blair International Small Cap Growth Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Small Cap Growth Fund Class R6
Average Annual Return, Percent	15.42%							(0.67%)			4.92%
William Blair Emerging Markets Leaders Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Leaders Fund Class I
Average Annual Return, Percent	26.43%							(0.51%)			6.64%
William Blair Emerging Markets Leaders Fund - Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Leaders Fund Class N
Average Annual Return, Percent	26.05%							(0.77%)			6.35%
William Blair Emerging Markets Leaders Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Leaders Fund Class R6
Average Annual Return, Percent	26.42%							(0.46%)			6.68%
William Blair Emerging Markets Growth Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Growth Fund Class I
Average Annual Return, Percent	25.18%							1.05%			8.52%
Emerging William Blair Markets Growth Fund - Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Growth Fund Class N
Average Annual Return, Percent	24.84%							0.80%			8.24%
William Blair Emerging Markets Growth Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Growth Fund Class R6
Average Annual Return, Percent	25.23%							1.11%			8.59%
William Blair Emerging Markets ex China Growth Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets ex China Growth Fund Class I
Average Annual Return, Percent	28.18%		16.88%
William Blair Emerging Markets ex China Growth Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets ex China Growth Fund Class R6
Average Annual Return, Percent	28.25%		16.96%
William Blair Emerging Markets Small Cap Growth Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Small Cap Growth Fund Class I
Average Annual Return, Percent	13.94%							4.67%			7.47%
William Blair Emerging Markets Small Cap Growth Fund-Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Small Cap Growth Fund Class N
Average Annual Return, Percent	13.68%							4.41%			7.19%
William Blair Emerging Markets Small Cap Growth Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Small Cap Growth Fund Class R6
Average Annual Return, Percent	13.99%							4.73%			7.53%
William Blair China Growth Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	China Growth Fund Class I
Average Annual Return, Percent	24.25%				(8.78%)
William Blair China Growth Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	China Growth Fund Class R6
Average Annual Return, Percent	24.21%				(8.81%)
William Blair Emerging Markets Debt Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Fund Class I
Average Annual Return, Percent	16.09%						3.58%
William Blair Emerging Markets Debt Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Fund Class R6
Average Annual Return, Percent	16.16%						3.64%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.88%							14.42%		15.43%	14.82%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	17.37%							13.59%		15.08%	14.59%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	17.15%	21.85%		14.26%		11.34%		13.15%	15.37%	14.69%	14.29%	14.26%
MSCI All Country World IMI (net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World IMI (net)
Average Annual Return, Percent	22.06%							10.75%			11.45%
MSCI All Country World ex-U.S. IMI (net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. IMI (net)
Average Annual Return, Percent	31.96%							7.77%		8.60%	8.37%
MSCI Emerging Markets Index (net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net)
Average Annual Return, Percent	33.57%							4.20%			8.42%
MSCI Emerging Markets IMI (net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI (net)
Average Annual Return, Percent	31.38%							4.66%			8.37%
MSCI Emerging Markets ex-China IMI (net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex-China IMI (net)
Average Annual Return, Percent	31.42%		15.41%
MSCI China All Shares Index (net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index (net)
Average Annual Return, Percent	28.94%				(0.42%)
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	8.17%						(1.82%)
Russell 3000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Growth Index
Average Annual Return, Percent	18.15%							14.59%		18.39%	17.59%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Average Annual Return, Percent	18.56%							15.32%		19.05%	18.13%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index
Average Annual Return, Percent	11.05%			7.79%								7.79%
Russell 2500™ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Average Annual Return, Percent	11.91%							7.26%	10.33%
Russell 2500™ Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Growth Index
Average Annual Return, Percent	10.31%							2.98%		8.97%	10.55%
Russell 2500 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500® Value Index
Average Annual Return, Percent	12.73%	14.66%
Russell 2000® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Average Annual Return, Percent	13.01%							3.18%		8.23%	9.57%
Russell 2000® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Average Annual Return, Percent	12.59%					5.72%		8.88%			9.27%
MSCI All Country World Ex-U.S. Small Cap Index (net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Small Cap Index (net)
Average Annual Return, Percent	29.26%							6.91%			8.13%
MSCI Emerging Markets Small Cap Index (net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Small Cap Index (net)
Average Annual Return, Percent	18.58%							8.43%			8.31%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index
Average Annual Return, Percent	14.30%						2.29%